Distribution Date:	04/17/26	BMO 2022-C2 Mortgage Trust
Determination Date:	04/13/26
Next Distribution Date:	05/15/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2022-C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	9-13				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association
Principal Prepayment Detail	18		Attention: Executive Vice President – Division Head		NoticeAdmin@midlandls.com;
					AskMidland@midlandls.com
Historical Detail	19		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Delinquency Loan Detail	20	Special Servicer	Rialto Capital Advisors, LLC
Collateral Stratification and Historical Detail	21		Liat Heller		liat.heller@rialtocapital.com
Specially Serviced Loan Detail - Part 1	22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Specially Serviced Loan Detail - Part 2	23-24	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Modified Loan Detail	25		Attention: BMO 2022-C2—Transaction Manager		notices@pentalphasurveillance.com
Historical Liquidated Loan Detail	26		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	28		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	29		1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	RREF IV-D AIV RR, LLC c/o Rialto Capital Management LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05602NAA8	4.524000%	6,784,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05602NAB6	4.969792%	97,871,000.00	94,857,807.53	133,824.89	392,852.97	0.00	0.00	526,677.86	94,723,982.64	30.44%	30.00%
A-3	05602NAC4	4.969792%	6,700,000.00	6,700,000.00	0.00	27,748.00	0.00	0.00	27,748.00	6,700,000.00	30.44%	30.00%
A-4	05602NAD2	4.849792%	155,000,000.00	155,000,000.00	0.00	626,431.45	0.00	0.00	626,431.45	155,000,000.00	30.44%	30.00%
A-5	05602NAE0	4.969792%	200,624,000.00	200,624,000.00	0.00	830,882.94	0.00	0.00	830,882.94	200,624,000.00	30.44%	30.00%
A-SB	05602NAF7	4.969792%	10,871,000.00	10,871,000.00	0.00	45,022.17	0.00	0.00	45,022.17	10,871,000.00	30.44%	30.00%
A-S	05602NAH3	4.969792%	59,731,000.00	59,731,000.00	0.00	247,375.53	0.00	0.00	247,375.53	59,731,000.00	21.56%	21.25%
B	05602NAJ9	4.969792%	31,572,000.00	31,572,000.00	0.00	130,755.22	0.00	0.00	130,755.22	31,572,000.00	16.87%	16.63%
C	05602NAK6	4.969792%	31,572,000.00	31,572,000.00	0.00	130,755.22	0.00	0.00	130,755.22	31,572,000.00	12.18%	12.00%
D	05602NAU4	2.500000%	20,480,000.00	20,480,000.00	0.00	42,666.67	0.00	0.00	42,666.67	20,480,000.00	9.13%	9.00%
E	05602NAW0	2.500000%	14,506,000.00	14,506,000.00	0.00	30,220.83	0.00	0.00	30,220.83	14,506,000.00	6.98%	6.88%
F	05602NAY6	2.500000%	16,212,000.00	16,212,000.00	0.00	33,775.00	0.00	0.00	33,775.00	16,212,000.00	4.57%	4.50%
G-RR	05602NBA7	4.000000%	6,827,000.00	6,827,000.00	0.00	22,756.67	0.00	0.00	22,756.67	6,827,000.00	3.55%	3.50%
J-RR*	05602NBC3	4.000000%	23,892,921.00	23,892,921.00	0.00	64,910.64	0.00	0.00	64,910.64	23,892,921.00	0.00%	0.00%
VRR	05602NBG4	4.969792%	7,479,669.00	7,372,321.87	1,466.31	30,371.00	0.00	0.00	31,837.31	7,370,855.56	0.00%	0.00%
VRR Interest	N/A	4.969792%	17,866,335.00	17,609,919.94	3,502.50	72,545.78	0.00	0.00	76,048.28	17,606,417.44	0.00%	0.00%
R	05602NBE9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			707,988,925.00	697,827,970.34	138,793.70	2,729,070.09	0.00	0.00	2,867,863.79	697,689,176.64

X-A	05602NAG5	0.039739%	477,850,000.00	468,052,807.52	0.00	15,500.00	0.00	0.00	15,500.00	467,918,982.64
X-D	05602NAL4	2.469792%	34,986,000.00	34,986,000.00	0.00	72,006.78	0.00	0.00	72,006.78	34,986,000.00
X-F	05602NAN0	2.469792%	16,212,000.00	16,212,000.00	0.00	33,366.89	0.00	0.00	33,366.89	16,212,000.00
X-G	05602NAQ3	0.969792%	6,827,000.00	6,827,000.00	0.00	5,517.31	0.00	0.00	5,517.31	6,827,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-J	05602NAS9	0.969792%	23,892,921.00	23,892,921.00	0.00	19,309.30	0.00	0.00	19,309.30	23,892,921.00
Notional SubTotal			559,767,921.00	549,970,728.52	0.00	145,700.28	0.00	0.00	145,700.28	549,836,903.64

Deal Distribution Total					138,793.70	2,874,770.37	0.00	0.00	3,013,564.07

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05602NAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05602NAB6	969.21261181	1.36735999	4.01398749	0.00000000	0.00000000	0.00000000	0.00000000	5.38134749	967.84525181
A-3	05602NAC4	1,000.00000000	0.00000000	4.14149254	0.00000000	0.00000000	0.00000000	0.00000000	4.14149254	1,000.00000000
A-4	05602NAD2	1,000.00000000	0.00000000	4.04149323	0.00000000	0.00000000	0.00000000	0.00000000	4.04149323	1,000.00000000
A-5	05602NAE0	1,000.00000000	0.00000000	4.14149324	0.00000000	0.00000000	0.00000000	0.00000000	4.14149324	1,000.00000000
A-SB	05602NAF7	1,000.00000000	0.00000000	4.14149296	0.00000000	0.00000000	0.00000000	0.00000000	4.14149296	1,000.00000000
A-S	05602NAH3	1,000.00000000	0.00000000	4.14149319	0.00000000	0.00000000	0.00000000	0.00000000	4.14149319	1,000.00000000
B	05602NAJ9	1,000.00000000	0.00000000	4.14149310	0.00000000	0.00000000	0.00000000	0.00000000	4.14149310	1,000.00000000
C	05602NAK6	1,000.00000000	0.00000000	4.14149310	0.00000000	0.00000000	0.00000000	0.00000000	4.14149310	1,000.00000000
D	05602NAU4	1,000.00000000	0.00000000	2.08333350	0.00000000	0.00000000	0.00000000	0.00000000	2.08333350	1,000.00000000
E	05602NAW0	1,000.00000000	0.00000000	2.08333310	0.00000000	0.00000000	0.00000000	0.00000000	2.08333310	1,000.00000000
F	05602NAY6	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
G-RR	05602NBA7	1,000.00000000	0.00000000	3.33333382	0.00000000	0.00000000	0.00000000	0.00000000	3.33333382	1,000.00000000
J-RR	05602NBC3	1,000.00000000	0.00000000	2.71673104	0.61660230	12.19945104	0.00000000	0.00000000	2.71673104	1,000.00000000
VRR	05602NBG4	985.64814432	0.19603942	4.06047380	0.02158117	0.43111266	0.00000000	0.00000000	4.25651322	985.45210490
VRR Interest	N/A	985.64814440	0.19603909	4.06047351	0.02158137	0.43111136	0.00000000	0.00000000	4.25651260	985.45210531
R	05602NBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05602NAG5	979.49734754	0.00000000	0.03243696	0.00000000	0.00000000	0.00000000	0.00000000	0.03243696	979.21729128
X-D	05602NAL4	1,000.00000000	0.00000000	2.05815984	0.00000000	0.00000000	0.00000000	0.00000000	2.05815984	1,000.00000000
X-F	05602NAN0	1,000.00000000	0.00000000	2.05816000	0.00000000	0.00000000	0.00000000	0.00000000	2.05816000	1,000.00000000
X-G	05602NAQ3	1,000.00000000	0.00000000	0.80816025	0.00000000	0.00000000	0.00000000	0.00000000	0.80816025	1,000.00000000
X-J	05602NAS9	1,000.00000000	0.00000000	0.80815987	0.00000000	0.00000000	0.00000000	0.00000000	0.80815987	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	03/01/26 - 03/30/26	30	0.00	392,852.97	0.00	392,852.97	0.00	0.00	0.00	392,852.97	0.00
A-3	03/01/26 - 03/30/26	30	0.00	27,748.00	0.00	27,748.00	0.00	0.00	0.00	27,748.00	0.00
A-4	03/01/26 - 03/30/26	30	0.00	626,431.45	0.00	626,431.45	0.00	0.00	0.00	626,431.45	0.00
A-5	03/01/26 - 03/30/26	30	0.00	830,882.94	0.00	830,882.94	0.00	0.00	0.00	830,882.94	0.00
A-SB	03/01/26 - 03/30/26	30	0.00	45,022.17	0.00	45,022.17	0.00	0.00	0.00	45,022.17	0.00
X-A	03/01/26 - 03/30/26	30	0.00	15,500.00	0.00	15,500.00	0.00	0.00	0.00	15,500.00	0.00
X-D	03/01/26 - 03/30/26	30	0.00	72,006.78	0.00	72,006.78	0.00	0.00	0.00	72,006.78	0.00
X-F	03/01/26 - 03/30/26	30	0.00	33,366.89	0.00	33,366.89	0.00	0.00	0.00	33,366.89	0.00
X-G	03/01/26 - 03/30/26	30	0.00	5,517.31	0.00	5,517.31	0.00	0.00	0.00	5,517.31	0.00
X-J	03/01/26 - 03/30/26	30	0.00	19,309.30	0.00	19,309.30	0.00	0.00	0.00	19,309.30	0.00
A-S	03/01/26 - 03/30/26	30	0.00	247,375.53	0.00	247,375.53	0.00	0.00	0.00	247,375.53	0.00
B	03/01/26 - 03/30/26	30	0.00	130,755.22	0.00	130,755.22	0.00	0.00	0.00	130,755.22	0.00
C	03/01/26 - 03/30/26	30	0.00	130,755.22	0.00	130,755.22	0.00	0.00	0.00	130,755.22	0.00
D	03/01/26 - 03/30/26	30	0.00	42,666.67	0.00	42,666.67	0.00	0.00	0.00	42,666.67	0.00
E	03/01/26 - 03/30/26	30	0.00	30,220.83	0.00	30,220.83	0.00	0.00	0.00	30,220.83	0.00
F	03/01/26 - 03/30/26	30	0.00	33,775.00	0.00	33,775.00	0.00	0.00	0.00	33,775.00	0.00
G-RR	03/01/26 - 03/30/26	30	0.00	22,756.67	0.00	22,756.67	0.00	0.00	0.00	22,756.67	0.00
J-RR	03/01/26 - 03/30/26	30	275,828.66	79,643.07	0.00	79,643.07	14,732.43	0.00	0.00	64,910.64	291,480.52
VRR	03/01/26 - 03/30/26	30	3,050.52	30,532.42	0.00	30,532.42	161.42	0.00	0.00	30,371.00	3,224.58
VRR Interest	03/01/26 - 03/30/26	30	7,286.62	72,931.36	0.00	72,931.36	385.58	0.00	0.00	72,545.78	7,702.38
Totals			286,165.80	2,890,049.80	0.00	2,890,049.80	15,279.43	0.00	0.00	2,874,770.37	302,407.48

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	3,013,564.07
Non-VRR Available Funds	2,905,678.49
VRR Available Funds	107,885.60
VRR Principal Distribution Amount	4,968.81
Excess Liquidation Proceeds Reserve Account Summary
Account Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Account Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,901,375.08	Master Servicing Fee	3,020.68
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,259.89
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	300.45
ARD Interest	0.00	Operating Advisor Fee	1,195.81
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	258.39
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,901,375.08	Total Fees	11,325.22

Principal		Expenses/Reimbursements
Scheduled Principal	138,793.70	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	6,779.44
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	138,793.70	Total Expenses/Reimbursements	15,279.44

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,874,770.37
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	138,793.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,013,564.07
Total Funds Collected	3,040,168.78	Total Funds Distributed	3,040,168.73

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	697,827,971.12	697,827,971.12	Beginning Certificate Balance	697,827,970.34
(-) Scheduled Principal Collections	138,793.70	138,793.70	(-) Principal Distributions	138,793.70
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	697,689,177.42	697,689,177.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	697,946,807.83	697,946,807.83	Ending Certificate Balance	697,689,176.64
Ending Actual Collateral Balance	697,907,504.36	697,907,504.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.97%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP
$4,999,999 or less	5	17,859,258.32	2.56%	51	5.2481	2.042311	1.59 or less	16	172,657,838.57	24.75%	71	5.3245	1.208256
$5,000,000 to $9,999,999	9	64,600,952.10	9.26%	70	5.0982	1.541987	1.60 to 1.69	3	50,000,000.00	7.17%	72	5.1000	1.600000
$10,000,000 to $19,999,999	24	343,062,628.15	49.17%	68	4.8438	1.769478	1.70 to 1.79	7	125,000,000.00	17.92%	40	3.9288	1.705600
$20,000,000 to $29,999,999	8	171,500,000.00	24.58%	52	4.5113	1.912245	1.80 to 1.89	3	49,635,000.00	7.11%	71	4.3124	1.872235
$30,000,000 to $39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.90 to 1.99	2	30,000,000.00	4.30%	73	5.1100	1.970000
$40,000,000 or greater	2	90,000,000.00	12.90%	75	5.1364	1.911111	2.00 to 2.99	16	253,730,000.00	36.37%	68	4.9567	2.248991
Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038	3.00 to 3.99	1	6,000,000.00	0.86%	74	5.0500	3.100000
							4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP	New York	6	113,382,144.76	16.25%	37	3.7643	1.551328
Alabama	5	5,817,880.00	0.83%	72	5.0700	1.300000	North Carolina	1	16,650,000.00	2.39%	72	4.9500	2.170000
Arizona	5	31,082,096.33	4.46%	74	4.9877	1.318491	North Dakota	1	80,901.55	0.01%	44	4.8500	1.560000
California	8	171,138,224.72	24.53%	72	5.2211	2.045331	Oklahoma	1	112,447.91	0.02%	44	4.8500	1.560000
Colorado	1	16,973.50	0.00%	44	4.8500	1.560000	Oregon	1	213,837.59	0.03%	44	4.8500	1.560000
Florida	6	48,940,000.00	7.01%	71	4.3096	1.830329	Pennsylvania	3	13,700,548.25	1.96%	74	5.4206	2.054961
Georgia	3	4,119,001.00	0.59%	72	5.0700	1.300000	South Dakota	2	21,616,333.22	3.10%	73	5.1285	2.037417
Hawaii	1	12,500,000.00	1.79%	75	6.4800	1.280000	Tennessee	7	17,873,745.30	2.56%	73	5.4443	2.044384
Illinois	1	3,965,789.47	0.57%	74	5.7000	2.330000	Texas	6	8,170,668.15	1.17%	71	4.9730	1.536953
Indiana	1	2,670,000.00	0.38%	72	4.8100	2.890000	Utah	1	127,000.68	0.02%	44	4.8500	1.560000
Iowa	3	848,940.66	0.12%	63	4.9959	1.387613	Virginia	4	42,937,382.35	6.15%	74	5.0236	1.857097
Kansas	5	699,982.87	0.10%	44	4.8500	1.560000	Wisconsin	1	2,679,875.00	0.38%	74	5.0600	1.700000
Kentucky	1	12,443,750.00	1.78%	74	5.0600	1.700000	Wyoming	6	1,551,316.89	0.22%	44	4.8500	1.560000
Louisiana	2	3,175,317.64	0.46%	73	5.0497	1.693160	Totals	111	697,689,177.42	100.00%	65	4.8283	1.815038
Maryland	1	42,023.62	0.01%	44	4.8500	1.560000
									Property Type³
Michigan	1	19,195,272.77	2.75%	74	5.3200	1.200000
Minnesota	1	31,628.96	0.00%	44	4.8500	1.560000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Mississippi	1	1,700,000.00	0.24%	72	5.0700	1.300000		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	4	9,753,256.47	1.40%	73	5.2616	2.768818	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP
Montana	2	316,558.43	0.05%	44	4.8500	1.560000	Industrial	12	67,853,871.00	9.73%	73	5.2139	1.953903
Nebraska	4	879,145.22	0.13%	44	4.8500	1.560000	Lodging	44	7,616,780.23	1.09%	44	4.8500	1.560000
Nevada	4	40,007,684.75	5.73%	74	5.3255	1.580162	Mixed Use	2	105,000,000.00	15.05%	74	5.2842	2.281905
New Hampshire	1	1,914,000.00	0.27%	74	5.0600	1.700000	Mobile Home Park	1	4,364,258.32	0.63%	72	4.9200	1.410000
New Jersey	6	75,850,000.00	10.87%	54	4.4975	1.910883	Multi-Family	3	83,000,000.00	11.90%	24	3.3932	1.678675
New Mexico	3	819,110.54	0.12%	44	4.8500	1.560000	Office	20	245,196,557.12	35.14%	67	4.7807	1.670687
							Retail	6	90,728,500.00	13.00%	74	5.0481	2.014583
							Self Storage	22	83,262,871.93	11.93%	70	5.3069	1.454518
							Totals	111	697,689,177.42	100.00%	65	4.8283	1.815038

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP
	3.499% or less	7	92,000,000.00	13.19%	13	3.0974	1.867826	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.500% to 3.999%	2	32,000,000.00	4.59%	70	3.9500	1.890000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.499%	2	22,315,000.00	3.20%	71	4.2833	2.206059	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	11	129,022,601.65	18.49%	71	4.8962	1.711238	37 months to 48 months	42	610,406,058.37	87.49%	66	4.9497	1.779189
	5.000% to 5.499%	18	335,916,581.57	48.15%	74	5.1728	1.848276	49 months or greater	6	76,616,780.20	10.98%	50	3.9078	2.049840
	5.500% to 5.999%	6	58,718,655.35	8.42%	74	5.6985	1.662123	Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038
	6.000% or greater	2	17,050,000.00	2.44%	59	6.4426	1.306686
	Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP
	60 months or less	9	104,166,780.20	14.93%	15	3.3672	1.824009	Interest Only	37	561,485,000.00	80.48%	63	4.7394	1.841419
	61 to 114 months	39	582,856,058.37	83.54%	73	5.0956	1.806756	356 months or less	11	125,537,838.57	17.99%	72	5.2547	1.666038
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038	Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	10,666,338.85	1.53%	73	4.4900	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	47	679,406,058.37	97.38%	65	4.8333	1.812167
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	7,616,780.20	1.09%	44	4.8500	1.560000
	Totals	49	697,689,177.42	100.00%	65	4.8283	1.815038
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A6	30509039	MF	New York	NY	Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	04/06/26
1A7	30509040				Actual/360	3.040%	52,355.56	0.00	0.00	N/A	06/06/27	--	20,000,000.00	20,000,000.00	04/06/26
1A13	30509046				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	04/06/26
1A14	30509047				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	04/06/26
1A17	30509050				Actual/360	3.040%	26,177.78	0.00	0.00	N/A	06/06/27	--	10,000,000.00	10,000,000.00	04/06/26
2A1	30509140	MU	San Francisco	CA	Actual/360	5.197%	223,781.25	0.00	0.00	N/A	07/06/32	--	50,000,000.00	50,000,000.00	04/06/26
2A2-1	30509141				Actual/360	5.197%	67,134.38	0.00	0.00	N/A	07/06/32	--	15,000,000.00	15,000,000.00	04/06/26
3A1	30321156	Various Various		Various	Actual/360	5.060%	174,288.89	0.00	0.00	N/A	06/01/32	--	40,000,000.00	40,000,000.00	03/01/26
3A3	30321157				Actual/360	5.060%	65,358.33	0.00	0.00	N/A	06/01/32	--	15,000,000.00	15,000,000.00	03/01/26
4A1	30508836	OF	Santa Clara	CA	Actual/360	5.100%	87,833.33	0.00	0.00	N/A	04/06/32	--	20,000,000.00	20,000,000.00	04/06/26
4A5	30508840				Actual/360	5.100%	65,875.00	0.00	0.00	N/A	04/06/32	--	15,000,000.00	15,000,000.00	04/06/26
4A6	30508841				Actual/360	5.100%	65,875.00	0.00	0.00	N/A	04/06/32	--	15,000,000.00	15,000,000.00	04/06/26
5A3	30321158	MU	Los Angeles	CA	Actual/360	5.425%	116,788.19	0.00	0.00	N/A	05/06/32	--	25,000,000.00	25,000,000.00	03/06/26
5A4-1	30321159				Actual/360	5.425%	70,072.92	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	03/06/26
6A3	30321160	OF	West Palm Beach	FL	Actual/360	3.950%	51,020.83	0.00	0.00	N/A	02/06/32	01/06/32	15,000,000.00	15,000,000.00	03/06/26
6A4	30321161				Actual/360	3.950%	57,823.61	0.00	0.00	N/A	02/06/32	01/06/32	17,000,000.00	17,000,000.00	03/06/26
7A3	30321162	OF	Holmdel	NJ	Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	03/06/26
7A5	30321163				Actual/360	5.110%	66,004.17	0.00	0.00	N/A	05/06/32	--	15,000,000.00	15,000,000.00	03/06/26
8A1-2	30508976	OF	New York	NY	Actual/360	4.920%	97,443.33	0.00	0.00	N/A	05/06/32	--	23,000,000.00	23,000,000.00	04/06/26
9A2	30321164	OF	Hoboken	NJ	Actual/360	3.280%	56,488.89	0.00	0.00	N/A	02/06/27	--	20,000,000.00	20,000,000.00	03/06/26
9A5	30321165				Actual/360	3.280%	5,648.89	0.00	0.00	N/A	02/06/27	--	2,000,000.00	2,000,000.00	03/06/26
10A2	30508969	IN	Various	Various	Actual/360	5.700%	107,983.33	0.00	0.00	N/A	06/06/32	--	22,000,000.00	22,000,000.00	04/06/26
11	30321166	RT	Sioux Falls	SD	Actual/360	5.130%	94,976.25	0.00	0.00	N/A	05/01/32	--	21,500,000.00	21,500,000.00	03/01/26
12A1	30509056	OF	Troy	MI	Actual/360	5.320%	88,049.88	24,929.22	0.00	N/A	06/06/32	--	19,220,201.99	19,195,272.77	04/06/26
13	30508268	SS	Various	Various	Actual/360	5.070%	85,570.33	0.00	0.00	N/A	04/06/32	--	19,600,000.00	19,600,000.00	04/06/26
14	30321167	RT	Lynchburg	VA	Actual/360	4.890%	82,111.25	0.00	0.00	N/A	05/01/32	--	19,500,000.00	19,500,000.00	03/01/26
15	30321168	RT	Dale City	VA	Actual/360	4.970%	75,472.90	0.00	0.00	N/A	06/01/32	--	17,635,000.00	17,635,000.00	03/01/26
16	30508941	IN	Statesville	NC	Actual/360	4.950%	70,970.63	0.00	0.00	N/A	04/06/32	--	16,650,000.00	16,650,000.00	04/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17A3	30320857	OF	Newark	NJ	Actual/360	4.260%	55,025.00	0.00	0.00	N/A	01/06/32	--	15,000,000.00	15,000,000.00	04/06/26
18	30321169	MF	Brooklyn	NY	Actual/360	5.295%	59,274.58	0.00	0.00	N/A	07/06/32	--	13,000,000.00	13,000,000.00	04/06/26
19	30509085	SS	Waipahu	HI	Actual/360	6.480%	69,750.00	0.00	0.00	N/A	07/06/32	--	12,500,000.00	12,500,000.00	04/06/26
20	30321170	OF	Las Vegas	NV	Actual/360	5.650%	54,474.88	13,552.36	0.00	N/A	06/01/32	--	11,196,664.48	11,183,112.12	03/01/26
21	30321171	SS	Goodyear	AZ	Actual/360	5.130%	48,000.38	14,651.01	0.00	N/A	06/01/32	--	10,865,959.81	10,851,308.80	03/01/26
22	30321172	SS	Mesa	AZ	Actual/360	4.940%	46,125.44	15,188.04	0.00	N/A	06/01/32	--	10,843,122.50	10,827,934.46	03/01/26
23	30321173	RT	Rego Park	NY	Actual/360	4.490%	41,295.79	14,374.25	0.00	N/A	05/01/32	--	10,680,713.10	10,666,338.85	04/01/26
24	30321174	IN	Various	FL	Actual/360	4.900%	42,700.78	0.00	0.00	N/A	04/01/32	--	10,120,000.00	10,120,000.00	03/01/26
25A7	30321175	LO	Various	Various	Actual/360	4.850%	31,931.69	28,985.94	0.00	N/A	12/06/29	--	7,645,766.14	7,616,780.20	11/06/25
26	30321176	SS	Apache Junction	AZ	Actual/360	4.880%	37,615.42	12,688.20	0.00	N/A	06/01/32	--	8,951,316.87	8,938,628.67	03/01/26
27	30508734	Various Various		NJ	Actual/360	5.850%	44,581.88	0.00	0.00	N/A	04/06/32	--	8,850,000.00	8,850,000.00	05/06/23
28	30508747	SS	Hayward	CA	Actual/360	4.570%	30,301.64	0.00	0.00	N/A	04/06/32	--	7,700,000.00	7,700,000.00	04/06/26
29	30509034	IN	Skaneateles	NY	Actual/360	4.331%	27,281.72	0.00	0.00	N/A	06/06/32	--	7,315,000.00	7,315,000.00	04/06/26
30	30321177	OF	Las Vegas	NV	Actual/360	5.660%	33,111.98	8,205.59	0.00	N/A	06/01/32	--	6,793,748.82	6,785,543.23	03/01/26
31	30509031	RT	Saint Louis	MO	Actual/360	5.050%	26,091.67	0.00	0.00	N/A	06/06/32	--	6,000,000.00	6,000,000.00	04/06/26
32	30321178	IN	Pompano Beach	FL	Actual/360	5.130%	25,488.98	0.00	0.00	N/A	05/01/32	--	5,770,000.00	5,770,000.00	03/01/26
33	30321179	SS	Woodbridge	VA	Actual/360	5.660%	27,415.63	0.00	0.00	N/A	07/01/32	--	5,625,000.00	5,625,000.00	03/01/26
34	30321180	MH	Corpus Christi	TX	Actual/360	4.920%	18,516.26	6,219.09	0.00	N/A	04/01/32	--	4,370,477.41	4,364,258.32	03/01/26
35	30509062	SS	Napa	CA	Actual/360	6.340%	24,840.47	0.00	0.00	N/A	07/06/27	--	4,550,000.00	4,550,000.00	04/06/26
36	30509059	RT	Cleveland	TN	Actual/360	5.615%	20,671.69	0.00	0.00	N/A	06/06/32	--	4,275,000.00	4,275,000.00	04/06/26
38	30321182	SS	New Castle	IN	Actual/360	4.810%	11,058.99	0.00	0.00	N/A	04/01/32	--	2,670,000.00	2,670,000.00	03/01/26
Totals							2,901,375.08	138,793.70	0.00				697,827,971.12	697,689,177.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A6	52,898,221.60	31,240,453.82	01/01/25	12/31/25	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A7	52,898,221.60	31,240,453.82	01/01/25	12/31/25	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A13	52,898,221.60	31,240,453.82	01/01/25	12/31/25	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A14	52,898,221.60	31,240,453.82	01/01/25	12/31/25	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
1A17	52,898,221.60	31,240,453.82	01/01/25	12/31/25	01/12/26	0.00	0.00	0.00	0.00	0.00	0.00
2A1	11,261,876.78	11,450,345.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-1	11,261,876.78	11,450,345.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	6,720,771.00	7,039,297.33	01/01/25	09/30/25	--	0.00	0.00	173,901.39	173,901.39	0.00	0.00
3A3	6,720,771.00	7,039,297.33	01/01/25	09/30/25	--	0.00	0.00	65,213.01	65,213.01	0.00	0.00
4A1	10,368,459.73	11,822,683.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A5	10,368,459.73	11,822,683.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	10,368,459.73	11,822,683.06	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A3	25,597,164.00	22,528,973.00	01/01/25	12/31/25	--	0.00	0.00	116,734.37	116,734.37	0.00	0.00
5A4-1	25,597,164.00	22,528,973.00	01/01/25	12/31/25	--	0.00	0.00	70,040.62	70,040.62	0.00	0.00
6A3	12,858,661.33	16,236,536.00	01/01/25	06/30/25	--	0.00	0.00	50,988.53	50,988.53	0.00	0.00
6A4	12,858,661.33	16,236,536.00	01/01/25	06/30/25	--	0.00	0.00	57,787.01	57,787.01	0.00	0.00
7A3	21,308,903.00	23,123,753.00	01/01/25	12/31/25	--	0.00	0.00	65,971.87	65,971.87	0.00	0.00
7A5	21,308,903.00	23,123,753.00	01/01/25	12/31/25	--	0.00	0.00	65,971.87	65,971.87	0.00	0.00
8A1-2	19,618,989.44	11,723,522.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	12,365,289.00	12,573,315.00	01/01/25	12/31/25	--	0.00	0.00	56,445.83	56,445.83	0.00	0.00
9A5	12,365,289.00	12,573,315.00	01/01/25	12/31/25	--	0.00	0.00	5,644.59	5,644.59	0.00	0.00
10A2	7,443,887.50	8,175,731.48	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,280,225.00	2,357,772.00	01/01/25	12/31/25	--	0.00	0.00	94,767.97	94,767.97	0.00	0.00
12A1	2,986,671.64	3,241,140.67	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,427,518.97	1,368,207.61	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,922,170.00	2,266,054.00	01/01/25	12/31/25	--	0.00	0.00	81,922.34	81,922.34	0.00	0.00
15	1,727,207.00	1,784,128.00	01/01/25	12/31/25	--	0.00	0.00	75,302.06	75,302.06	0.00	0.00
16	1,851,095.00	1,878,749.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17A3	11,171,833.60	11,409,752.12	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,098,702.87	1,064,225.76	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	995,918.12	1,086,860.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,026,109.00	1,268,293.00	01/01/25	12/31/25	--	0.00	0.00	67,918.77	67,918.77	0.00	0.00
21	973,752.00	895,193.00	01/01/25	12/31/25	--	0.00	0.00	62,546.12	62,546.12	0.00	0.00
22	1,148,198.00	1,137,134.00	01/01/25	12/31/25	--	0.00	0.00	61,208.44	61,208.44	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,048,833.00	1,165,785.00	01/01/25	12/31/25	--	0.00	0.00	42,602.75	42,602.75	0.00	0.00
25A7	0.00	0.00	--	--	--	0.00	0.00	60,810.18	304,505.85	0.00	0.00
26	867,142.00	753,760.00	01/01/25	12/31/25	--	0.00	0.00	50,216.90	50,216.90	0.00	0.00
27	361,837.65	166,962.85	01/01/25	09/30/25	10/14/25	1,346,369.36	47,761.74	37,678.07	1,484,624.49	250,356.27	0.00
28	809,921.20	822,453.07	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	714,719.45	731,048.03	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	743,582.00	01/01/25	12/31/25	--	0.00	0.00	41,251.76	41,251.76	0.00	0.00
31	836,789.18	1,004,005.82	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	437,043.00	300,340.00	01/01/25	12/31/25	--	0.00	0.00	25,433.08	25,433.08	0.00	0.00
33	464,239.00	455,398.67	01/01/25	09/30/25	--	0.00	0.00	27,361.14	27,361.14	0.00	0.00
34	447,083.00	430,566.00	10/01/24	09/30/25	--	0.00	0.00	24,693.02	24,693.02	0.00	0.00
35	485,792.56	414,670.88	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	599,257.15	683,893.87	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	342,769.00	388,954.00	10/01/24	09/30/25	--	0.00	0.00	11,033.13	11,033.13	0.00	0.00
Totals	538,909,521.74	435,292,941.11				1,346,369.36	47,761.74	1,493,444.82	3,184,086.91	250,356.27	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/17/26	0	0.00	0	0.00	2	16,466,780.20	0	0.00	1	7,616,780.20	0	0.00	0	0.00	0	0.00	4.828275%	4.809429%	65
03/17/26	0	0.00	0	0.00	2	16,495,766.14	0	0.00	1	7,645,766.14	0	0.00	0	0.00	0	0.00	4.828323%	4.809476%	66
02/18/26	0	0.00	1	7,677,721.70	1	8,850,000.00	0	0.00	1	7,677,721.70	0	0.00	1	275,906.48	0	0.00	4.828388%	4.809540%	67
01/16/26	0	0.00	0	0.00	2	16,843,384.15	0	0.00	1	7,993,384.15	0	0.00	0	0.00	0	0.00	4.828444%	4.809597%	68
12/17/25	0	0.00	0	0.00	2	16,870,803.78	0	0.00	1	8,020,803.78	5	70,000,000.00	0	0.00	0	0.00	4.828491%	4.809643%	69
11/18/25	0	0.00	0	0.00	2	16,899,189.27	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828543%	4.809695%	70
10/20/25	0	0.00	0	0.00	2	16,926,376.81	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828590%	4.809741%	71
09/17/25	0	0.00	0	0.00	2	16,954,538.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828641%	4.809792%	72
08/15/25	0	0.00	0	0.00	2	16,981,495.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828687%	4.809837%	73
07/17/25	0	0.00	0	0.00	2	17,008,341.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828733%	4.809882%	74
06/17/25	0	0.00	1	8,186,173.01	1	8,850,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828784%	4.809933%	75
05/16/25	0	0.00	0	0.00	2	17,062,790.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.828829%	4.809978%	76
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3A1	30321156	03/01/26	0	B	173,901.39	173,901.39	0.00	40,000,000.00
3A3	30321157	03/01/26	0	B	65,213.01	65,213.01	0.00	15,000,000.00
5A3	30321158	03/06/26	0	B	116,734.37	116,734.37	0.00	25,000,000.00
5A4-1	30321159	03/06/26	0	B	70,040.62	70,040.62	0.00	15,000,000.00
6A3	30321160	03/06/26	0	B	50,988.53	50,988.53	0.00	15,000,000.00
6A4	30321161	03/06/26	0	B	57,787.01	57,787.01	0.00	17,000,000.00
7A3	30321162	03/06/26	0	B	65,971.87	65,971.87	0.00	15,000,000.00
7A5	30321163	03/06/26	0	B	65,971.87	65,971.87	0.00	15,000,000.00
9A2	30321164	03/06/26	0	B	56,445.83	56,445.83	0.00	20,000,000.00
9A5	30321165	03/06/26	0	B	5,644.59	5,644.59	0.00	2,000,000.00
11	30321166	03/01/26	0	B	94,767.97	94,767.97	0.00	21,500,000.00
14	30321167	03/01/26	0	B	81,922.34	81,922.34	0.00	19,500,000.00
15	30321168	03/01/26	0	B	75,302.06	75,302.06	0.00	17,635,000.00
20	30321170	03/01/26	0	B	67,918.77	67,918.77	0.00	11,196,664.48
21	30321171	03/01/26	0	B	62,546.12	62,546.12	0.00	10,865,959.81
22	30321172	03/01/26	0	B	61,208.44	61,208.44	0.00	10,843,122.50
24	30321174	03/01/26	0	B	42,602.75	42,602.75	0.00	10,120,000.00
25A7	30321175	11/06/25	4	6	60,810.18	304,505.85	0.00	7,764,602.85	04/30/24	7	06/26/24		11/12/25
26	30321176	03/01/26	0	B	50,216.90	50,216.90	0.00	8,951,316.87
27	30508734	05/06/23	34	6	37,678.07	1,484,624.49	588,904.34	8,850,000.00	07/07/23	2	10/23/25
30	30321177	03/01/26	0	B	41,251.76	41,251.76	0.00	6,793,748.82
32	30321178	03/01/26	0	B	25,433.08	25,433.08	0.00	5,770,000.00
33	30321179	03/01/26	0	B	27,361.14	27,361.14	0.00	5,625,000.00
34	30321180	03/01/26	0	B	24,693.02	24,693.02	0.00	4,370,477.41
38	30321182	03/01/26	0	B	11,033.13	11,033.13	0.00	2,670,000.00
Totals					1,493,444.82	3,184,086.91	588,904.34	331,455,892.74
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		22,000,000	22,000,000	0		0
13 - 24 Months		74,550,000	74,550,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		7,616,780	0	0		7,616,780
49 - 60 Months		0	0	0		0
> 60 Months		593,522,397	584,672,397	8,850,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	697,689,177	681,222,397	0	0	8,850,000	7,616,780
Mar-26	697,827,971	681,332,205	0	0	8,850,000	7,645,766
Feb-26	698,004,691	681,476,969	0	0	8,850,000	7,677,722
Jan-26	698,429,041	681,585,657	0	0	8,850,000	7,993,384
Dec-25	698,564,671	681,693,867	0	0	16,870,804	0
Nov-25	698,712,651	681,813,462	0	0	16,899,189	0
Oct-25	698,847,048	681,920,671	0	0	16,926,377	0
Sep-25	698,993,840	682,039,301	0	0	16,954,539	0
Aug-25	699,127,013	682,145,517	0	0	16,981,496	0
Jul-25	699,259,607	682,251,266	0	0	17,008,341	0
Jun-25	699,404,663	682,368,490	0	8,186,173	8,850,000	0
May-25	699,536,050	682,473,259	0	0	17,062,791	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A6	30509039	20,000,000.00	20,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
1A7	30509040	20,000,000.00	20,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
1A13	30509046	10,000,000.00	10,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
1A14	30509047	10,000,000.00	10,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
1A17	30509050	10,000,000.00	10,000,000.00	678,000,000.00	09/03/25	31,240,453.82	1.71000	12/31/25	06/06/27	I/O
25A7	30321175	7,616,780.20	7,764,602.85	215,000,000.00	08/01/19	16,560,152.45	1.56000	12/31/23	12/06/29	193
27	30508734	8,850,000.00	8,850,000.00	10,250,000.00	09/05/25	66,302.21	0.13000	09/30/25	04/06/32	I/O
Totals		86,466,780.20	86,614,602.85	3,615,250,000.00		172,828,723.76

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A6	30509039	MF	NY	11/22/24	9

3/11/2026 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and have negotiated. The mezzanines, as of September 2025, have all concurred with this workout modification proposal. In November 2025 we closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the

	four subordinate mezzanines. Next s tep is Return to Master Servicer which is expected in Q2/2026.

1A7	30509040	Various	Various	11/22/24	9

3/11/2026 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and have negotiated. The mezzanines, as of September 2025, have all concurred with this workout modification proposal. In November 2025 we closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the

	four subordinate mezzanines. Next st ep is Return to Master Servicer which is expected in Q2/2026.

1A13	30509046	Various	Various	11/22/24	9

3/11/2026 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and have negotiated. The mezzanines, as of September 2025, have all concurred with this workout modification proposal. In November 2025 we closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the

	four subordinate mezzanines. Next st ep is Return to Master Servicer which is expected in Q2/2026.

1A14	30509047	Various	Various	11/22/24	9

3/11/2026 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and have negotiated. The mezzanines, as of September 2025, have all concurred with this workout modification proposal. In November 2025 we closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the

	four subordinate mezzanines. Next st ep is Return to Master Servicer which is expected in Q2/2026.

1A17	30509050	Various	Various	11/22/24	9

3/11/2026 - The Loan transferred to Special Servicing on 11/22/2024. Special Servicer has entered into Pre-Negotiation Letters with the borrower and with all four mezzanine lenders. We have received a workout proposal from borrower and have negotiated. The mezzanines, as of September 2025, have all concurred with this workout modification proposal. In November 2025 we closed on a Modification Agreement curing the defaults of both our senior mortgage loan and of the

	four subordinate mezzanines. Next st ep is Return to Master Servicer which is expected in Q2/2026.

25A7	30321175	LO	Various	04/30/24	7
	Special Servicer comments are not available for this cycle.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
27	30508734	Various	NJ	07/07/23	2

3/11/2026 - The Loan transferred to Special Servicing on July 7, 2023, due to Payment Default relating to the Borrower failing to make its May 2023 debt service payment. A hello letter and pre-negotiation letter have been sent. The Borrower has executed t he PNL. On September 28, 2023 the Special Servicer sent a demand letter for certain financial reporting documents. The Borrower has not remitted the requested documents at this time. The Special Servicer will pursue a foreclosure action and enforcement of any applicable remedies under the loan documents. A motion to appoint a Receiver has been granted. The Receiver has taken control of the Property. Summary judgment has been received. A foreclosure sale date was scheduled. However, Borrower has exercised two 30-day adjournments of the foreclosure action and declared bankruptcy. A bankruptcy plan is under review. The plan would be funded by the sale or refinance of the properties.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A6	30509039	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
1A7	30509040	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
1A13	30509046	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
1A14	30509047	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
1A17	30509050	0.00	3.04000%	0.00	3.04000%	8	11/07/25	11/07/25	11/24/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
25A7	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	5,000.00	0.00	0.00	6,779.44	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,500.00	0.00	0.00	6,779.44	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		15,279.44

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Supplemental Notes
None

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